Business Combination	9 Months Ended
Sep. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Business Combination
3. Business Combination
The Business Combination has been accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Aurora was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Better issuing stock for the net assets of Aurora, accompanied by a recapitalization. The net assets of Aurora were recorded at fair value (which approximated historical cost considering the nature of the assets transferred), with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of Better.
At the Closing of and in connection with the Business Combination, the following occurred:
•Exchange of Legacy Better Stock—Each outstanding share of Better common stock prior to the Business Combination (“Legacy Better Stock”), each warrant to purchase preferred stock was exercised and all series of preferred stock were converted to common stock and exchanged for approximately 3.06 shares (the "Exchange Ratio") of the Company’s common stock. Outstanding options to purchase Legacy Better common stock and restricted stock units ("RSUs") were converted into the right to receive options or warrants to purchase shares of Class B common stock or RSUs representing the right to receive shares of Class B common stock, as applicable, on the same terms and conditions that are in effect with respect to such options or RSUs on the day of the closing of the Business Combination, subject to adjustments using the Exchange Ratio.
•Private and Public Warrants—6,075,047 redeemable public warrants to acquire shares of Aurora (“Public Warrants”), together with 3,733,358 private warrants to acquire shares of Aurora (“Private Warrants” and, together with the Public Warrants, the “Warrants”), have converted into warrants to acquire shares of Better Home & Finance Class A common stock. As contemplated by the Sponsor Agreement, dated as of May 10, 2021, by and among Aurora and Novator Capital Sponsor Ltd. (“Sponsor”) (as amended, the “Sponsor Agreement”), Sponsor forfeited 1,715,014 Private Warrants, effective as of the Closing Date, which comprised 50% of the Private Warrants held by Sponsor on May 10, 2021. Each Warrant entitles the holder to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per share, subject to certain adjustments. The Warrants became exercisable at any time commencing 30 days after the completion of the Business Combination (which for the avoidance of doubt was September 21, 2023), and will expire five years after the Business Combination or earlier upon redemption or liquidation.
•Sponsor locked-up Shares—Pursuant to the Sponsor Agreement, the Sponsor forfeited upon Closing 50% of the Aurora private warrants and 20% of the Sponsor’s shares of Better Home & Finance Class A common stock as of the Closing became subject to transfer restrictions, contingent upon the price of Better Home & Finance Class A common stock exceeding certain thresholds (the “Sponsor Locked-Up Shares”). The Sponsor Locked-Up Shares will be released in three tranches if the volume weighted average price (the “VWAP”) of Better Home & Finance Class A common stock exceeds certain price thresholds: (i) one-third of such shares will be released if VWAP for any 20 trading days during any consecutive 30-trading day period exceeds $12.50 per share, (ii) one-third of such shares will be released if the VWAP for any 20 trading days during any consecutive 30-trading day period exceeds $15.00 per share, and (iii) one-third of such shares will be released if the VWAP for any 20 trading days during any consecutive 30-trading day period exceeds $17.50 per share. In addition to the transfer restriction, upon certain change in control events included in the Sponsor Agreement, if there is a change in control event within five years following the Closing, the shares which have not reached the thresholds stated above will be forfeited. If after five years there is no such change in control event, the lock-up period will go on in perpetuity until the price thresholds are met.
•Aurora Trust Account—The Company received gross cash consideration of $21.4 million as a result of the reverse recapitalization as well as $0.2 million from Aurora’s operating cash account.
•Post-Closing Convertible Notes—The Company received $528.6 million from SoftBank as a result of issuing notes, see Note 10 for further details.
•Sponsor Share Purchase—The purchase for $17.0 million by the Sponsor of 1.7 million shares of Better Home & Finance Class A common stock.
•Conversion of Convertible Preferred Stock and Exercise of Convertible Preferred Stock Warrants—See Note 17 for further details.
•Conversion of Pre-Closing Bridge Notes—See Note 10 for further details.
•Transaction or Exchange costs—The Company incurred $21.4 million of equity issuance costs, consisting of financial advisory, legal, share registration, and other professional fees, which are recorded to additional paid-in capital as a reduction of transaction proceeds.
The number of shares of common stock issued immediately following the Business Combination was as follows:

	Number of Shares
	Class A	Class B	Class C
Legacy Better Stockholders	40,601,825	574,407,420	6,877,283
Legacy Aurora Shareholders	210,098	—	—
Sponsor and affiliates of Aurora	10,488,812	—	—
Pre-Closing Bridge Note Investors	40,000,000	—	65,000,000
Total	91,300,735	574,407,420	71,877,283